Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
The company's provision for (recovery of) income taxes
The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2019	2018
Current income tax:
Current year expense	175.0	144.1
Adjustments to prior years’ income taxes	2.7	5.1
	177.7	149.2
Deferred income tax:
Origination and reversal of temporary differences	87.5	(108.1)
Adjustments to prior years' deferred income taxes	(17.1)	(1.6)
Other	13.4	4.7
	83.8	(105.0)

Provision for income taxes	261.5	44.2

Earnings before income taxes by jurisdiction
The company’s earnings (loss) before income taxes by jurisdiction and the associated provision for (recovery of) income taxes for the years ended December 31 are summarized in the following table:

	2019					2018
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	183.4	848.0	244.7	956.6	2,232.7	54.7	(78.2)	(115.4)	1,001.0	862.1
Provision for (recovery of) income taxes	79.3	23.5	24.0	134.7	261.5	47.4	(27.2)	(24.0)	48.0	44.2
Net earnings (loss)	104.1	824.5	220.7	821.9	1,971.2	7.3	(51.0)	(91.4)	953.0	817.9

(1)	Includes Fairfax India and Fairfax Africa.

(2)
Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.

(3)	Principally comprised of Brit, European Run-off and other associated holding company results.

(4)
Includes companies in India, Asia and Europe (excluding the U.K.), and Allied World (the majority of Allied World's net earnings (loss) is sourced from its Bermuda operations notwithstanding certain of its operations conduct business in the U.S. and the U.K.).

Reconciliations of the provision for (recovery of) income taxes
Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2019	2018
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	591.7	228.5
Non-taxable investment income	(56.6)	(289.7)
Tax rate differential on income and losses outside Canada	(209.5)	(36.4)
Change in unrecorded tax benefit of losses and temporary differences	(90.7)	81.6
Change in tax rate for deferred income taxes	0.5	4.3
Provision (recovery) relating to prior years	(14.4)	3.5
Foreign exchange effect	(3.7)	27.4
Other including permanent differences	44.2	25.0
Provision for income taxes	261.5	44.2

Income taxes refundable and payable	Income taxes refundable and payable were as follows:

	December 31, 2019	December 31, 2018
Income taxes refundable	169.0	152.3
Income taxes payable	(78.4)	(80.1)
Net income taxes refundable	90.6	72.2

Changes net income taxes (payable) refundable
Changes in net income taxes refundable during the years ended December 31 were as follows:

	2019	2018
Balance - January 1	72.2	51.4
Amounts recorded in the consolidated statements of earnings	(177.7)	(149.2)
Payments made during the year	178.9	229.9
Acquisitions of subsidiaries (note 23)	6.7	7.3
Assets held for sale (note 23)	(17.1)	—
Liabilities associated with assets held for sale (note 23)	29.6	—
Deconsolidation of subsidiary (note 23)	—	(71.3)
Foreign exchange effect and other	(2.0)	4.1
Balance - December 31	90.6	72.2

Changes in net deferred income tax asset
Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2019
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9
Amounts recorded in the consolidated statement of earnings	(11.7)	8.8	23.1	(16.0)	28.3	(181.0)	92.5	(27.8)	(83.8)
Amounts recorded in total equity	2.5	—	—	—	—	(11.4)	—	35.3	26.4
Acquisitions of subsidiaries (note 23)	22.9	—	—	—	(29.5)	—	—	(58.3)	(64.9)
Assets held for sale (note 23)	—	—	—	—	—	0.8	—	(3.0)	(2.2)
Foreign exchange effect and other	(1.9)	1.8	—	0.2	(7.4)	4.7	(0.4)	5.5	2.5
Balance - December 31	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9

	2018
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8
Amounts recorded in the consolidated statement of earnings	(67.6)	5.3	5.5	(15.6)	11.2	128.8	1.1	36.3	105.0
Amounts recorded in total equity	5.0	—	—	—	—	7.6	—	13.9	26.5
Acquisitions of subsidiaries (note 23)	1.4	—	(0.8)	1.4	(4.7)	—	—	9.1	6.4
Deconsolidation of subsidiary (note 23)	(6.1)	—	—	—	4.2	—	—	(15.3)	(17.2)
Foreign exchange effect and other	(13.0)	(1.9)	0.2	(0.2)	13.2	1.0	(0.3)	(2.6)	(3.6)
Balance - December 31	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9